STATEMENT OF CASH FLOWS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Statement Information [Abstract]
Payments of leased maintenance	$ 185,005	$ 246,429	$ 294,549